Accounts Payable and Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Regulatory liabilities (Note 12)	$ 51	$ 139
Lease obligations	11	11
Nonrelated Party [Member]
Related Party Transaction [Line Items]
Accrued liabilities	841	673
Accounts payable	326	284
Accrued interest	148	118
Regulatory liabilities (Note 12)	51	139
Environmental liabilities (Note 20)	38	25
Lease obligations	11	11
Total	$ 1,415	$ 1,250